Redeemable Preferred Units - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 04, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable preferred units, shares authorized		0		0			430
Redeemable preferred units, shares issued		0		0			430
Redeemable preferred units, shares outstanding		0		0			430
Redeemable preferred units, stated value per unit		$ 0		$ 0			$ 100,000
Redeemable preferred units, carrying value							$ 43,000,000
Non-convertible Redeemable Preferred Units
Temporary Equity [Line Items]
Redeemable preferred units, shares authorized							430
Redeemable preferred units, shares issued							430
Redeemable preferred units, shares outstanding							430
Redeemable preferred units, stated value per unit							$ 100,000
Redeemable preferred units, carrying value							$ 43,000,000
Redeemable preferred units, liquidation value							43,000,000
Redeemable preferred units, preferred dividend rate				10.50%
Redeemable preferred units, value				$ 150,000,000
Redeemable preferred units, accrued preferred dividends		$ 900,000	$ 1,300,000	2,100,000	$ 2,500,000
Non-convertible Redeemable Preferred Units | Initial Public Offering
Temporary Equity [Line Items]
Redeemable preferred units, accrued preferred dividends		$ 900,000
Redeemable preferred units, preferred dividends outstanding						$ 3,200,000
Redeemable preferred units, accrued preferred dividends converted to interests	$ 2,300,000
Non-convertible Redeemable Preferred Units | Accrued Expenses and Other Current Liabilities
Temporary Equity [Line Items]
Redeemable preferred units, cumulative accrued but unpaid dividends							$ 1,200,000
Non-convertible Redeemable Preferred Units | Maximum
Temporary Equity [Line Items]
Redeemable preferred units, maximum preferred dividend				$ 5,000,000